Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (144,917)	$ (3,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(14,781)	0
Unrealized loss on marketable securities held in Trust Account	2,201	0
Changes in operating assets and liabilities:
Prepaid expenses	(695,350)	0
Accounts payable and accrued expenses	113,526	1,935
Net cash used in operating activities	(739,321)	(1,834)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(345,000,000)	0
Net cash used in investing activities	(345,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	338,100,000	0
Proceeds from sale of Founders’ Warrants	8,750,000	0
Proceeds from promissory notes – related party	100,000	0
Repayment of promissory notes – related party	(250,000)	0
Payment of offering costs	(355,086)	(64,176)
Net cash provided by (used in) financing activities	346,344,914	(64,176)
Net Change in Cash	605,593	(66,010)
Cash – Beginning	26,794	92,804
Cash – Ending	632,387	26,794
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption	329,284,280	0
Change in value of Class A common stock subject to possible redemption	(134,430)	0
Deferred underwriting fee payable	$ 12,075,000	$ 0